Insurance (Tables)	9 Months Ended
Jul. 31, 2026
Insurance service result [abstract]
Summary of Insurance Service Results
Insurance service results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Insurance revenue	$422	$486	$1,230	$1,430
Insurance service expense	(318)	(399)	(951)	(1,089)
Net income (expense) from reinsurance contracts	(10)	2	(16)	(38)
Insurance service results	$94	$89	$263	$303

Summary of Insurance Investment Results
Insurance investment results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Investment return	$111	$132	$106	$433
Insurance finance income (expense) from insurance and reinsurance contracts held	(40)	(120)	83	(332)
Movement in investment contract liabilities	(5)	17	4	(16)
Insurance investment results	$66	$29	$193	$85

Summary of the Insurance Liability by Remaining Coverage and Incurred Claims
Insurance contract liabilities by remaining coverage and incurred claims comprise the following:

(Canadian $ in millions)	For the three months ended July 31, 2026			For the three months ended July 31, 2025
	Liabilities for	Liabilities for		Liabilities for	Liabilities for
	remaining coverage	incurred claims	Total	remaining coverage	incurred claims	Total
Insurance contract liabilities, beginning of period	$19,388	$165	$19,553	$17,629	$187	$17,816
Insurance service results	(325)	256	(69)	(632)	565	(67)
Net finance expense from insurance contracts	54	–	54	138	–	138
Total cash flows	413	(253)	160	807	(563)	244
Other changes in the net carrying amount of the insurance contract (1)	5	(5)	–	(785)	(12)	(797)
Insurance contract liabilities, end of period (2)	$19,535	$163	$19,698	$17,157	$177	$17,334

(Canadian $ in millions)	For the nine months ended July 31, 2026			For the nine months ended July 31, 2025
	Liabilities for	Liabilities for		Liabilities for	Liabilities for
	remaining coverage	incurred claims	Total	remaining coverage	incurred claims	Total
Insurance contract liabilities, beginning of period	$18,667	$199	$18,866	$17,047	$201	$17,248
Insurance service results	(1,626)	1,436	(190)	(1,818)	1,537	(281)
Net finance expense from insurance contracts	(53)	–	(53)	420	–	420
Total cash flows	2,534	(1,456)	1,078	2,293	(1,546)	747
Other changes in the net carrying amount of the insurance contract (1)	13	(16)	(3)	(785)	(15)	(800)
Insurance contract liabilities, end of period (2)	$19,535	$163	$19,698	$17,157	$177	$17,334
(1) Includes $(798) million relating to the sale of a non-strategic portfolio of insurance contracts for the three and nine months ended July 31, 2025.
(2) The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance business were $103 million as at July 31, 2026 and $105 million as at July 31, 2025.

Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Underlying Items
We use the following rates for discounting fulfilment cash flows for our insurance contract liabilities, which are based on a risk-free yield adjusted for an illiquidity premium that reflects the liquidity characteristics of the liabilities:

Portfolio duration:	July 31, 2026	October 31, 2025
1 year	3.74%	3.24%
3 years	4.22%	3.54%
5 years	4.55%	3.89%
10 years	5.21%	4.67%
20 years	5.77%	5.25%
30 years	5.69%	4.99%
Ultimate	4.95%	5.00%

Summary of Sensitivity Analysis to Changes in Risk Exposures that Arise from Contracts Within Scope of IFRS 17
The table below reflects the estimated immediate impact on, or sensitivity of, income before taxes to certain changes in interest rates, and includes the estimated impact of hedging arrangements and our exposure to equity price risk arising from our investment in equity securities.

(Canadian $ in millions)	July 31, 2026	October 31, 2025
Interest Rate Sensitivity (1) (2)
50 basis point increase	$2	$2
50 basis point decrease	(1)	(6)
Equity Market Sensitivity (3)
10% increase	$7	$6
10% decrease	(7)	(7)
(1)Estimated impact on, or sensitivity of, income before taxes to a 50 basis point increase or decrease in interest rates.
(2)Interest rate sensitivities assume a parallel shift in assumed interest rates across the entire yield curve as at the end of the period with no change in the ultimate risk-free rate.
(3)Estimated impact on, or sensitivity of, income before taxes to a 10% increase or decrease in our exposure to equity price risk arising from our investment in equity securities at the reporting date, assuming all other variables remain constant.